Note 6 - Long-Term Debt (Tables)	12 Months Ended
Dec. 30, 2012
Schedule of Long-term Debt Instruments [Table Text Block]
	December 30	December 25
	2012	2011
Note payable - $37.0 million term loan; payable to RBS with a senior lien on all the Company’s personal property and fixtures. Scheduled monthly principal payments are approximately $440,476 plus accrued interest through maturity in September 2017. Interest is charged based on one-month LIBOR plus an applicable margin, which ranges from 2.5% to 3.7%, depending on the lease adjusted leverage ratio defined in the terms of the agreement. The rate at December 30, 2012 was approximately 3.61%.	$35,678,572	$-

Note payable - $10.0 million development line of credit; payable to RBS with a senior lien on all the Company’s personal property and fixtures. Interest is charged based on one-month LIBOR plus an applicable margin, which ranges from 2.5% to 3.7%, depending on the lease adjusted leverage ratio defined in the terms of the agreement. The rate at December 30, 2012 was approximately 3.61%.	7,015,555	-

Note payable to a bank secured by a senior lien on all company assets. Scheduled monthly principal and interest payments are approximately $113,000 through maturity in May 2017. Interest is charged based on a swap arrangement designed to yield a fixed annual rate of 7.1%. This note was repaid in full in conjunction with the $16.0 million term loan effective April 2, 2012; refer below for further details.	-	7,326,128

Note payable to a bank secured by a senior mortgage on the Brandon Property and a personal guaranty. Scheduled monthly principal and interest payments are approximately $8,000 through maturity in June 2030, at which point a balloon payment of $413,550 is due. Interest is charged based on a fixed rate of 6.7%, per annum, through June 2017, at which point the rate will adjust to the U.S. Treasury Securities Rate plus 4.0% (and every seven years thereafter).	1,102,539	1,122,413

Note payable to a bank secured by a junior mortgage on the Brandon Property. Matures in 2030 and requires monthly principal and interest installments of approximately $6,300 until maturity. Interest is charged at a rate of 3.6% per annum.	848,903	882,769

Note payable to a bank, secured by a senior lien on all company assets. Scheduled interest payments are charged at a rate of 3.0% over the one-month LIBOR. The monthly interest payment approximates $6,500. The note will mature in May 2017. The DLOC includes a carrying cost of 0.3% per year of any available but undrawn amounts. This note was repaid in full in conjunction with the September 2012 Term Loan effective September 25; refer below for further details.	-	1,030,052

Note payable to a bank secured by a senior lien on all company assets. Scheduled monthly principal and interest payments are approximately $19,500 through maturity in May 2017. Interest is charged based on a swap arrangement designed to yield a fixed annual rate of 5.9%. This note was repaid in full in conjunction with the $16.0 million term loan effective April 2, 2012; refer below for further details.	-	1,195,853

Note payable to a bank secured by a senior lien on all company assets. Scheduled monthly principal and interest payments are approximately $40,000 through maturity in May 2017. Interest is charged based on a swap arrangement designed to yield a fixed annual rate of 6.4%. This note was repaid in full in conjunction with the $16.0 million term loan effective April 2, 2012; refer below for further details.	-	2,602,375
Note payable to a bank secured by a senior lien on all company assets. Scheduled monthly principal and interest payments are approximately $24,500 through maturity in May 2017. Interest was charged based on a swap arrangement designed to yield a fixed annual rate of 6.4%. This note was repaid in full in conjunction with the $16.0 million term loan effective April 2, 2012; refer below for further details.	-	1,676,000

Unsecured note payable that matures in August 2013 and requires monthly principal and interest installments of approximately $2,200, with the balance due at maturity. Interest is 7.0% per annum. This note was repaid in full in conjunction with the $16.0 million term loan effective April 2, 2012; refer below for further details.	-	231,940

Note payable to Ford Credit secured by a vehicle to be used in the operation of the business. This is an interest-free loan under a promotional 0% rate. Scheduled monthly principal payments are approximately $430. The note matures in April 2013.	1,716	6,864

Notes payable – variable interest entity. Note payable to a bank secured by a senior mortgage on the property located at 15745 Fifteen Mile Road, Clinton Township, Michigan 48035, a DRH corporate guaranty, and a personal guaranty. Scheduled monthly principal and interest payments are approximately $12,500 through maturity in 2025. Interest is charged at a rate of 4.0% over the one-month LIBOR. This note was repaid in full in conjunction with the September 2012 Term Loan effective September 25; refer below for further details.	-	1,229,439

Note payable — related parties (Note 5). These notes were repaid in full in conjunction with the April 2012 Term Loan; refer below for further details.	-	2,504,657

Total long-term debt	44,647,285	19,808,490

Less current portion (includes VIE debt of $0 and $89,414, respectively)	(6,095,684)	(2,967,135)

Long-term debt, net of current portion	$38,551,601	$16,841,355

Schedule of Maturities of Long-term Debt [Table Text Block]
Year	Amount

2013	$6,095,684
2014	6,347,310
2015	6,350,250
2016	6,353,150
2017	17,861,622
Thereafter	1,639,269

Total	$44,647,285